Loans Receivable, Net and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Composition of loans receivable [Line Items]
Total Loans	$ 85,256	$ 76,182
Deferred loan fees and costs	(105)	(38)
Allowance for loan losses	(860)	(805)	(871)
Net Loans	84,291	75,339
Auto and Equipment Loans [Member]
Composition of loans receivable [Line Items]
Total Loans	93	41
Loans Secured By Deposits [member]
Composition of loans receivable [Line Items]
Total Loans	69	59
Real Estate Loans [Member]
Composition of loans receivable [Line Items]
Total Loans	85,094	76,082
Real Estate Loans [Member] | One-to-four Family Residential [Member]
Composition of loans receivable [Line Items]
Total Loans	45,390	41,759
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Composition of loans receivable [Line Items]
Total Loans	10,272	12,153
Allowance for loan losses	(77)	(114)	(185)
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Composition of loans receivable [Line Items]
Total Loans	35,118	29,606
Allowance for loan losses	(368)	(351)	(335)
Real Estate Loans [Member] | Multi-family (Five or More) Residential [Member]
Composition of loans receivable [Line Items]
Total Loans	3,315	3,715
Allowance for loan losses	(20)	(26)	(23)
Real Estate Loans [Member] | Commercial Real Estate [Member]
Composition of loans receivable [Line Items]
Total Loans	18,694	18,200
Real Estate Loans [Member] | Commercial Lines of Credit [Member]
Composition of loans receivable [Line Items]
Total Loans	1,901	1,654
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Composition of loans receivable [Line Items]
Total Loans	20,595	19,854
Allowance for loan losses	(219)	(148)	(155)
Real Estate Loans [Member] | Construction [Member]
Composition of loans receivable [Line Items]
Total Loans	9,765	5,263
Allowance for loan losses	(63)	(35)	(40)
Real Estate Loans [Member] | Home Equity Loan [Member]
Composition of loans receivable [Line Items]
Total Loans	6,029	5,491
Allowance for loan losses	(68)	(83)	(92)
Consumer Non-real Estate [Member]
Composition of loans receivable [Line Items]
Total Loans	162	100
Allowance for loan losses	$ (1)	$ (1)	$ (1)